Income tax expense	12 Months Ended
Dec. 31, 2025
Income tax expense
Income tax expense
19.	Income tax expense

Cayman Islands

Under the current laws of the Cayman Islands, Vipshop Holdings Limited is not subject to tax on its income or capital gains. In addition, upon payments of dividends by Vipshop Holdings Limited to its shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The Group’s subsidiaries operating in Hong Kong are subject to a two-tiered income tax rate for taxable income earned in Hong Kong effectively since April 1, 2018. The first 2.0 million Hong Kong dollars of profits earned by a company are subject to be taxed at an income tax rate at 8.25%, while the remaining profits will continue to be taxed at the existing tax rate, 16.5%.

Singapore

The Company’s wholly owned subsidiaries incorporated in Singapore are subject to Singapore corporate tax at a rate of 17% on the assessable profits arising from Singapore. Vipshop Singapore Pte. is entitled to enjoy the beneficial tax rate at 10% from July 1, 2022 to December 31, 2024, and to enjoy the beneficial tax rate at 15% for trading business from January 1, 2025 to June 30, 2027.

The People’s Republic of China

Under the Law of the People’s Republic of China on Enterprise Income Tax (“EIT Law”), PRC enterprises are subject to a tax rate at 25%. Besides, preferential tax treatment may continue to be given to companies in certain encouraged sectors and to entities classified as high and new technology companies.

In accordance with the State Administration of Taxation Announcement 2018 No. 23: the Administrative Measures on Corporate Income Tax Preferential Policies (Revision 2018), the enterprise shall voluntarily assess and apply the relevant preferential tax rate according to the de facto operating situation and relevant tax regulations, the relevant supporting documents of which shall be retained for any examination by the tax authorities.

19.	Income tax expense (Continued)

The People’s Republic of China (Continued)

The Group’s subsidiaries and the VIEs in the PRC are all subject to the tax rate at 25% for the periods presented except for some principal subsidiaries that were entitled to the following preferential tax treatment, based on the Group’s assessment and relevant tax regulations:

●	Guangzhou Pinwei Software Co., Ltd. (“Pinwei Software”) was qualified as High and New Technology Enterprises (“HNTE”) and is entitled to a favorable tax rate at 15%. The HNTE qualification was received and approved in December 2020 and need to re-apply every three years, and the HNTE qualification was renewed in December 2023. Pinwei Software is entitled to enjoy the beneficial tax rate at 15% as an HNTE for the years ended December 31, 2023, 2024 and 2025.
●	Vipshop (Guangzhou) Software Co., Ltd. (“Guangzhou Software”) was granted the Software Enterprise status and was thereby entitled to an income tax exemption for two years beginning from its first profitable taxation year of 2021, and 50% reduction of income tax (i.e. entitled to a favorable tax rate at 12.5%) for the subsequent three consecutive years started from the taxation year of 2023.
●	Vipshop (Xian) E-Commerce Co., Ltd., Vipshop (Jianyang) E-Commerce Co., Ltd. (“Vipshop Jianyang”), Chongqing Vipshop E-Commerce Co., Ltd. (“Vipshop Chongqing”) have been recognized as “encouraged enterprises in an industry sector encouraged by the PRC government” in the Western Region and are entitled to a preferential tax rate at 15% for the years ended December 31, 2023, 2024 and 2025. Chongqing Pinwei E-commerce Co., Ltd. was established on March 12, 2024 and has been recognized as “encouraged enterprises in an industry sector encouraged by the PRC government” in the Western Region and are entitled to a preferential tax rate at 15% for the years ended December 31, 2024 and 2025.

The Group evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2025, the Group had no unrecognized tax benefits.

19.	Income tax expense (Continued)

The People’s Republic of China (Continued)

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100 (US$14.30) in aggregate amount is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion, refusal to pay tax and tax fraud.

Income by tax jurisdictions:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income from China operations	9,825,456	9,788,828	8,699,263
Income from non-China operations	161,546	198,652	215,420
Total income before income taxes and share of income of equity method investees	9,987,002	9,987,480	8,914,683

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Income tax expenses applicable to Chinese mainland operations:
Current income tax expenses	1,742,444	2,217,077	1,897,251
Deferred tax expenses/(benefits)	131,634	87,956	(145,780)
Subtotal income tax expenses applicable to Chinese mainland operations	1,874,078	2,305,033	1,751,471
Income tax expenses applicable to non-Chinese mainland operations:
Current income tax expenses	8,049	3,079	54,337
Deferred tax (benefits)/expenses	(16,123)	7,403	(6,845)
Subtotal income tax (benefits)/expenses applicable to non-Chinese mainland operations	(8,074)	10,482	47,492
Total tax expense	1,866,004	2,315,515	1,798,963

Current tax was mainly related to income tax in mainland China.

Under the EIT Law, enterprises are classified as either resident or non-resident. A resident enterprise refers to one that is incorporated under the PRC law or under the law of a jurisdiction outside the PRC with its “de facto management organization” located within the PRC. Non-residential enterprise refers to one that is incorporated under the law of a jurisdiction outside the PRC with its “de facto management organization” located also outside the PRC, but which has either set up institutions or establishments in the PRC or has income originating from the PRC without setting up any institution or establishments in the PRC.

Due to the present uncertainties resulting from the limited PRC tax guidance on this issue, it is unclear that the legal entities organized outside of PRC should be treated as residents for New Tax Law purposes. Nevertheless, even if one or more of its legal entities organized outside of the PRC were characterized as PRC tax residents, no significant underpayment of income taxes would be expected.

If the entity were to be non-resident for PRC tax purpose, dividends paid out of profits earned after January 1, 2008 would be subject to a withholding tax. In the case of dividends paid by PRC entities the withholding tax would be 10% and in the case of a subsidiary 25% or more directly owned by residents which meet the criteria of beneficial owner in the Hong Kong Special Administrative Region (“Hong Kong SAR”), the withholding tax would be 5%.

19.	Income tax expense (Continued)

The People’s Republic of China (Continued)

During the years ended December 31, 2023 and 2024, the Group accrued RMB148.8 million and RMB649.9 million withholding tax expenses associated with its earnings distributed or expected to be distributed to the holding company located outside mainland China in Hong Kong SAR, respectively, which was fully paid when the distributions were actually made. During the year ended December 31, 2025, the Group accrued such withholding tax expenses amounting to RMB261.6 million. The remaining undistributed earnings of the Group’s subsidiaries in the PRC that are available for distribution to the Group amount to approximately RMB13.72 billion as of December 31, 2025, which are considered to be indefinitely reinvested under ASC 740-30, Accounting for Income Taxes—Special Areas, and accordingly, no provision has been made for the Chinese dividend withholding taxes. If those earnings were to be distributed or they were determined to be no longer permanently reinvested, the Group would have to record a deferred income tax liability in respect of those undistributed earnings of approximately RMB686.1 million as of December 31, 2025.

A reconciliation of the income tax expense to income before income tax expense and share of income of equity method investees computed by applying the PRC statutory income tax rate of 25% per the consolidated statements of income and comprehensive income is as follows:

	Year Ended December 31,
	2023		2024		2025
	RMB	%	RMB	%	RMB	%
Income before income taxes and share of income of equity method investees	9,987,002		9,987,480		8,914,683
Computed income tax expense at PRC EIT tax rate	2,496,751	25.0%	2,496,870	25.0%	2,228,671	25.0%
Effect of foreign tax, including:	(68,154)	(0.7)%	(131,089)	(1.3)%	(75,173)	(0.9)%
-Effect of different tax rates of subsidiaries operating in foreign jurisdiction	(53,121)	(0.5)%	(73,738)	(0.7)%	(41,382)	(0.5)%
-Others	(15,033)	(0.2)%	(57,351)	(0.6)%	(33,791)	(0.4)%
Change in valuation allowance	(49,919)	(0.5)%	11,222	0.1%	(45,783)	(0.5)%
Effect of non-deductible expenses, including:	162,876	1.6%	140,517	1.4%	128,485	1.5%
-Share-based compensation expenses of subsidiaries operating in PRC	148,223	1.5%	119,857	1.2%	121,376	1.4%
-Other non-deductible expenses	14,653	0.1%	20,660	0.2%	7,109	0.1%
Tax on dividends and undistributed earnings	148,750	1.5%	649,860	6.5%	261,646	2.9%
Effect of tax holidays on concessionary rates granted to PRC subsidiaries	(824,300)	(8.2)%	(851,865)	(8.5)%	(698,883)	(7.8)%
Income tax expense	1,866,004	18.7%	2,315,515	23.2%	1,798,963	20.2%

The income taxes paid (net of refunds) amount disaggregated by foreign taxes and PRC EIT taxes are as follows:

	Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
PRC EIT taxes	1,778,409	2,173,022	2,400,582
Foreign taxes	376	(3,534)	42,521
Total income taxes paid	1,778,785	2,169,488	2,443,103

19.	Income tax expense (Continued)

The People’s Republic of China (Continued)

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Year Ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
The aggregate effect	824,300	851,865	698,883
Per share effect:
Class A and Class B ordinary share:
—basic	7.45	8.03	6.98
—diluted	7.32	7.90	6.83

The principal components of deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets:
Net operating loss carry forwards	455,594	460,715
Allowance for doubtful debts	23,802	24,827
Impairment of investments	18,774	17,055
Inventory write-down	123,762	104,633
Deferred income	528,094	575,505
Impairment of long-lived assets	176,607	107,901
Others	7,763	9,586
Less: valuation allowance	(653,367)	(543,109)
Total deferred tax assets-non-current	681,029	757,113

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax liabilities:
Fair value adjustments of long-lived assets from business acquisition	482,128	455,587
Withholding tax on undistributed earnings	300,000	250,000
Others	1,735	1,735
Total deferred tax liabilities-non-current	783,863	707,322

As of December 31, 2023, 2024 and 2025, the amount of tax loss carried forward was RMB301.7 million, RMB470.6 million and RMB569.4 million, respectively, for the Group’s subsidiary incorporated in Hong Kong and Singapore, which can be carried forward indefinitely to offset future taxable income if there is no change in shareholding of the Group’s subsidiary. The remaining amount of tax loss of RMB1.90 billion, RMB1.75 billion and RMB1.68 billion, mainly arose from the Group’s certain subsidiaries established in the PRC, which can be carried forward to offset future taxable income and will expire during the period from 2026 to 2030.

As of December 31, 2024 and 2025, respectively, the Group recognized a valuation allowance against deferred tax assets associated with the future benefits of net operating loss carryforwards and other deferred tax assets of certain subsidiaries. This was because management cannot conclude that the realization of these deferred tax assets is more likely than not.